Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Fair Value of Financial Instruments [Line Items]
Total unrealized loss on derivative financial instruments	$ (2,462)		$ 5,609
Total realized gain (loss) on derivative financial instruments	0		2,329
Gain (loss) on derivative instruments	2,459		580
Gain on derivative financial instruments	4,408		4,403
Renewable energy sales	5,236		(6,152)
Reduction to gain on sale of renewable assets	(7,185)		0
Canadian dollar Senior unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Gain on derivative financial instruments		$ 4,408		$ 4,403
Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total unrealized loss on derivative financial instruments	(945)		(5,353)
Currency forward contract
Fair Value of Financial Instruments [Line Items]
Total realized gain (loss) on derivative financial instruments	0		2,329
Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total unrealized loss on derivative financial instruments	185		0
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total unrealized loss on derivative financial instruments	(760)		(5,353)
Total realized gain (loss) on derivative financial instruments	(246)		2,221
Loss on derivative financial instruments not accounted for as hedges	(1,006)		(3,132)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,465		3,712
Not Designated as Hedging Instrument | Interest rate swaps designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total realized gain (loss) on derivative financial instruments	(7,185)		0
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total realized gain (loss) on derivative financial instruments	6,939		(108)
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation	$ 18,561		$ 1,595